Note 4 - Revenue From Contracts With Customer - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 2,772,415	$ 2,407,410
FirstService Residential Segment [Member]
Revenues	1,415,121	1,411,998
FirstService Brands Segment [Member]
Revenues	1,357,294	995,412
FirstService Brands Segment [Member] | Franchisor Owned Outlet [Member]
Revenues	1,216,254	836,637
FirstService Brands Segment [Member] | Franchisor [Member]
Revenues	136,746	153,826
FirstService Brands Segment [Member] | Franchise [Member]
Revenues	$ 4,294	$ 4,949